Earnings Per Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings per Share

Note 5 Earnings Per Share

Basic earnings (loss) per share available to TDS common shareholders is computed by dividing Net income (loss) available to TDS common shareholders by the weighted average number of common shares outstanding during the period.  Diluted earnings (loss) per share available to TDS common shareholders is computed by dividing Net income (loss) available to TDS common shareholders by the weighted average number of common shares outstanding during the period adjusted to include the effects of potentially dilutive securities.  Potentially dilutive securities primarily include incremental shares issuable upon the exercise of outstanding stock options and the vesting of restricted stock units.

The amounts used in computing earnings (loss) per common share and the effects of potentially dilutive securities on the weighted average number of common shares were as follows:

Year Ended December 31,	2016	2015	2014
(Dollars and shares in millions, except earnings per share)
Basic earnings (loss) per share available to TDS common
shareholders:
Net income (loss) available to TDS common shareholders used in basic earnings (loss) per share	$43	$219	$(136)
Adjustments to compute diluted earnings:
Noncontrolling interest adjustment	–	(1)	–
Net income (loss) available to TDS common shareholders	$43	$218	$(136)
used in diluted earnings (loss) per share

Weighted average number of shares used in basic
earnings (loss) per share:
Common Shares	103	102	101
Series A Common Shares	7	7	7
Total	110	109	108

Effects of dilutive securities[1]	1	1	–
Weighted average number of shares used in diluted
earnings (loss) per share	111	110	108

Basic earnings (loss) per share available to TDS common
shareholders	$0.39	$2.02	$(1.26)

Diluted earnings (loss) per share available to TDS common
shareholders	$0.39	$1.98	$(1.26)

[1]	There were no effects of dilutive securities in 2014 due to the net loss for the year.

Certain Common Shares issuable upon the exercise of stock options, vesting of restricted stock units or conversion of preferred shares were not included in average diluted shares outstanding for the calculation of Diluted earnings (loss) per share available to TDS common shareholders because their effects were antidilutive.  The number of such Common Shares excluded was 4 million shares, 5 million shares and 10 million shares for 2016, 2015, and 2014 respectively.